BUSINESS COMBINATIONS (Narrative) (Details) € in Thousands, ₪ in Thousands, R$ in Thousands, $ in Thousands			1 Months Ended						12 Months Ended
		Nov. 30, 2023 USD ($)	Nov. 30, 2025	May 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Feb. 27, 2025	Apr. 30, 2024 BRL (R$)	Apr. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 04, 2025 USD ($)	Apr. 01, 2025 EUR (€)	Apr. 01, 2025 USD ($)	Feb. 28, 2025 BRL (R$)	Feb. 28, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 05, 2024 USD ($)	Apr. 01, 2024 ILS (₪) Share	Apr. 01, 2024 USD ($) Share
Disclosure of detailed information about business combination [line items]
Professional fees expense									$ 14,942	$ 12,256	$ 8,443
Group’s revenues									400,433	235,491
Loss of group									35,516	15,887
Lynkwell [Member]
Disclosure of detailed information about business combination [line items]
Estimated Indebtedness and cash												$ 25,900
Settlement of pre-existing relationship	[1]											5,936
Group’s revenues									418,524
Loss of group									25,071
Revenue of acquiree since acquisition date									3,146
Profit (loss) of acquiree since acquisition date									1,081
Total consideration												$ 31,836
Uppay [Member]
Disclosure of detailed information about business combination [line items]
Estimated Indebtedness and cash																$ 4,696
Consideration paid in cash															R$ 27,430	4,696
Group’s revenues									400,664
Loss of group									35,642
Revenue of acquiree since acquisition date									1,374
Profit (loss) of acquiree since acquisition date									376
Total consideration																5,191
Deferred consideration															2,892	495
Contingent liability															R$ 2,750	471
Deferred liability																495
Inepro Pay [Member]
Disclosure of detailed information about business combination [line items]
Estimated Indebtedness and cash														$ 2,705
Consideration paid in cash													€ 2,500	2,705
Group’s revenues									401,736
Loss of group									35,618
Revenue of acquiree since acquisition date									3,892
Profit (loss) of acquiree since acquisition date									209
Total consideration														$ 2,705
IOT Capital Technology Holdings LTD [Member]
Disclosure of detailed information about business combination [line items]
Estimated Indebtedness and cash				$ 5,690
Settlement of pre-existing relationship	[1]			2,613
Group’s revenues									400,707
Loss of group									34,853
Revenue of acquiree since acquisition date									469
Profit (loss) of acquiree since acquisition date									717
Total consideration				14,986
Total consideration excluding pre-existing relationship settlement				$ 14,986
Percentage of ownership				49.00%
Settlement in options				$ 1,222
Financial instruments, net				(602)
Fair value of the equity investee				$ 6,063
Tigapo Ltd [Member]
Disclosure of detailed information about business combination [line items]
Estimated Indebtedness and cash																3,782
Settlement of pre-existing relationship	[1]															4,127
Group’s revenues									400,689
Loss of group									34,999
Revenue of acquiree since acquisition date									2,283
Profit (loss) of acquiree since acquisition date									1,579
Total consideration																22,656
Percentage of ownership			100.00%		84.00%	54.00%
Deferred liability																2,244
Settlement in options																2,885
Fair value of the equity investee																$ 9,618
Percentage of owership acquired															30.00%	30.00%
Gain on premeasurement under step acquisition recognized in profit or loss					$ 6,089
Threshold limit of percentage of acquisition under Call options					46.00%
Remaining percentage of acquisition under Call options					16.00%
VMtecnologia LTDA
Disclosure of detailed information about business combination [line items]
Estimated Indebtedness and cash							R$ 58,653										$ 11,345
Consideration paid in cash							66,000										12,762
Group’s revenues									317,421	314,013
Loss of group									4,740	5,631
Revenue of acquiree since acquisition date									8,117
Profit (loss) of acquiree since acquisition date									797
Total consideration																	14,759
Deferred consideration							44,000										8,508
Contingent consideration acquisition at fair value							17,887										3,414
Contingent Consideration							6,252										1,209
Deferred consideration							R$ 11,401										2,205
Percentage of discretion of consideration shares							50.00%	50.00%
Contingent liability							R$ 27,500										5,317
Share based compensation							25,000	$ 4,834
Liabilities incurred							R$ 2,500										483
Deferred liability																	$ 2,205
Roseman Engineering Ltd. and Roseman Holdings Ltd.
Disclosure of detailed information about business combination [line items]
Estimated Indebtedness and cash																		$ 4,089
Consideration paid in cash																			₪ 15,200	$ 4,089
Group’s revenues									314,013	315,847
Loss of group									5,631	5,827
Revenue of acquiree since acquisition date									7,488
Profit (loss) of acquiree since acquisition date									1,090
Total consideration																		5,149
Equity interests of acquirer																		505	1,900	505
Deferred consideration																			₪ 2,100	$ 555
Number of issuance of ordinary shares | Share																			19,722	19,722
Deferred liability																		$ 555
Retail Pro International, LLC
Disclosure of detailed information about business combination [line items]
Estimated Indebtedness and cash		$ 18,759
Purchase price for the transaction represents on a cash-free debt-free basis		$ 34,500
Description of how acquirer obtained control of acquiree		The remaining amount of approximately $14.6 million will be paid over a three-year period, since the specific earnout targets were met as of the date of these financial statements, and may be settled in either cash or equity at the company's discretion (hereinafter "Contingent consideration"). It will be broken up into 5 payments, with the first payment of 33% of the contingent consideration (approximately $5.5 million) being due January 2025, and the rest being broken up into 4 semi-annual payments of 16.67% of the contingent consideration (approximately $2,768 thousand each) beginning July 2025. The first payment of the contingent consideration will include a reduction of $2 million due to a portion of deferred revenues to be recognized subsequent to the acquisition.
Group’s revenues										251,391
Loss of group										$ 8,910
Revenue of acquiree since acquisition date									503
Profit (loss) of acquiree since acquisition date									$ 310
Total consideration		$ 30,900
Contingent Consideration		$ 12,141

[1]	Including intercompany balances that were eliminated in the consolidated financial statements.